Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2011
Preferred Stock [Abstract]
Summary Of Issued And Outstanding Preferred Stock

(in millions, except share amounts, redemption price, and par value)	Shares Outstanding	Redemption Price	Balance
Nonredeemable $25 par value preferred stock
5.00% Series	400,000	N/A	$ 10
5.50% Series	1,173,163	N/A	30
6.00% Series	4,211,662	N/A	105

Total nonredeemable preferred stock	5,784,825		$ 145

Redeemable $25 par value preferred stock
4.36% Series	418,291	$ 25.75	$ 11
4.50% Series	611,142	26.00	15
4.80% Series	793,031	27.25	20
5.00% Series	1,778,172	26.75	44
5.00% Series A	934,322	26.75	23

Total redeemable preferred stock	4,534,958		$ 113

Preferred stock			$ 258